INCOME TAX EXPENSE (Details Narrative)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Effective Income Tax Rate Reconciliation [Line Items]
Income tax expenses profit amount	$ 134,451		$ 151,303
Effective tax rate percentage	55.10%	55.10%	10.70%
Operating loss carryforwards			$ 26,551
Taxable income			4,381
HONG KONG
Effective Income Tax Rate Reconciliation [Line Items]
Income tax expenses profit amount	$ 134,451		$ 151,303
HONG KONG | Profit Tax Rate 8.25% [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Profit tax rates percentage	8.25%	8.25%
Income tax expenses profit amount	$ 256,285	$ 2,000,000
HONG KONG | Profit Tax Rate 16.5% [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Profit tax rates percentage	16.50%	16.50%
Income tax expenses profit amount	$ 256,285	$ 2,000,000